IntraNav Acquisition (Details) - Schedule of Assets Acquired - IntraNav [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Assets acquired:
Cash and cash equivalents	$ 109
Accounts receivable	110
Prepaid expenses and other current assets	135
Inventory	844
Right of use asset	312
Property, plant, and equipment	30
Other assets	113
Goodwill	482
Total assets acquired	3,007
Liabilities assumed:
Accounts payable	2
Accrued liabilities	413
Lease liabilities – current	54
Lease liabilities – noncurrent	231
Payable to new parent	391
Deferred revenue	784
Total liabilities assumed	1,875
Estimated fair value of net assets acquired:	1,132
Tradename & trademarks [Member]
Assets acquired:
Intangible assets	168
Proprietary technology [Member]
Assets acquired:
Intangible assets	507
Customer relationships [Member]
Assets acquired:
Intangible assets	$ 197